Accounting policies	6 Months Ended
Jun. 30, 2022
Accounting policies
Accounting policies

Note 1. Accounting policies

This condensed interim report is presented in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting. The Consolidated Group’s consolidated accounts have been prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), together with the interpretations from IFRS Interpretations Committee (IFRS IC). The IFRS standards applied by SEK are all endorsed by the European Union (EU). The accounting also follows the additional standards imposed by the Annual Accounts Act for Credit Institutions and Securities Companies (1995:1559) (ÅRKL) and the regulation and general guidelines issued by Finansinspektionen (the Swedish FSA), “Annual Reports in Credit Institutions and Securities Companies” (FFFS 2008:25). In addition to this, the supplementary accounting rules for groups (RFR 1) issued by the Swedish Financial Reporting Board have been applied. SEK also follows the state’s principles for external reporting in accordance with its State Ownership Policy and principles for state-owned enterprises.

The accounting policies, methods of computation and presentation of the Consolidated Group are, in all material aspects, the same as those used for the 2021 annual financial statements included in SEK’s 2021 Annual Report on Form 20-F. SEK analyzes and assesses the application and impact of changes in financial reporting standards that are applied within the Group. Changes that are not mentioned are either not applicable to SEK or have been determined to not have a material impact on SEK’s financial reporting.

There are no IFRS or IFRS Interpretations Committee interpretations that are not yet applicable that are expected to have a material impact on SEK’s financial statements, capital adequacy or large -exposure ratios.